Acquisition of Bao Li Gaming Promotion Limited (Details 3) (Bao Li Gaming [Member], USD $)	6 Months Ended
Jun. 30, 2014
Bao Li Gaming [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
2014	$ 25,069,009
2015	19,230,478
Total Contingent Consideration	$ 44,299,487